Investment in real estate (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Real Estate

The balance in investment in real estate consisted of the following as of December 31:

(Dollars in thousands)	2012	2011
Land and land improvements	$551	$412
Buildings and premises	4,269	3,656

	4,820	4,068
Less - Accumulated depreciation	746	617

	$4,074	$3,451